MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2024
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

7. MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

(a) China Contribution Plan

Full time employees of the Group in the PRC participate in a government-mandated, multi-employer, defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. Contributions to defined contribution plans are expensed as incurred. During the years ended December 31, 2022, 2023 and 2024, the Group recognized expenses relating to its contribution to the government sponsored defined contribution plans of $10.0 million, $16.4 million and $19.3 million, respectively.

(b) Statutory Reserves and Restricted Assets

PRC entities are required under PRC laws to distribute its after-tax profits of the current year and draw 10 percent of the profits as the company’s statutory common reserve. The Company may stop drawing the profits if the aggregate balance of the common reserves has already accounted for over 50 percent of the company’s registered capital. The common reserves shall be used for making up losses, expanding the production and business scale or increasing the registered capital of each company. As of December 31, 2022, 2023 and 2024, the Group’s aggregate balance of the statutory common reserves was $171.7 million, $171.7 million and $172.3 million, respectively.

In accordance with relevant PRC laws and regulations, the Group’s PRC subsidiaries are prohibited to make distribution of their registered capital, statutory reserves, the proceeds received from the IPO and the follow - on offering in STAR market in the form of cash dividends, loans or advances and the related restricted portion amounted to $3,228.8 million as of December 31, 2024.